Consolidated Statements of Other Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement of comprehensive income [abstract]
Profit for the year	$ 6,026	$ 25,538
Items that will not be reclassified to profit or loss:
Items that will not be reclassified to profit or loss:	431	(81)
Remeasurements of defined benefit pension plans	1,302	(96)
Unrealized loss on financial assets at fair value through other comprehensive income	(702)	0
Income tax related to items that will not be reclassified subsequently	(169)	15
Items that may be reclassified subsequently to profit or loss:
Items that may be reclassified subsequently to profit or loss:	(336)	1,184
Unrealized gains on financial assets at fair value through profit or loss	0	322
Foreign operations - foreign currency translation differences	(336)	862
Income tax related to items that may be reclassified subsequently	0	0
Other comprehensive income for the year, net of tax	95	1,103
Total comprehensive income for the year	6,121	26,641
Total comprehensive income attributable to noncontrolling interests	2,538	2,147
Total comprehensive income attributable to Himax Technologies, Inc. stockholders	$ 8,659	$ 28,788